SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Impairment charge of goodwill		$ 3,423
Goodwill reclassified to assets held for sale	$ 1,900	$ 1,900